Principal Accounting Policies	12 Months Ended
Dec. 31, 2017
Principal Accounting Policies
Principal Accounting Policies

2.  Principal Accounting Policies

(a) Basis of presentation, principles of consolidation, recognition of noncontrolling interests and cost allocations

The consolidated financial statements include the financial statements of the Company, its subsidiaries, its VIEs and the subsidiaries of the VIEs. The consolidated financial statements have been prepared in accordance with U.S. GAAP and on a going concern basis. All significant transactions and balances among the Company, its subsidiaries, its VIEs and the subsidiaries of the VIEs have been eliminated upon consolidation. The Company consolidates the VIEs as required by Accounting Standards Codification (“ASC”) 810 Consolidation , because Fenghuang On-line and Qieyiyou hold all the variable interests of the VIEs and have been determined to be the primary beneficiaries of the VIEs (see Note 1).

The Group and Phoenix TV Group have engaged in various mutual cooperation activities in content, branding, promotions, technical support and corporate management. The Group entered into a cooperation agreement (“Agreement”) with Phoenix TV which stipulates the costs and expenses charged to the Group related to content and other services provided by Phoenix TV Group. Based on the Agreement, the Group paid to Phoenix TV Group 50% of the after-tax revenues earned from sublicensing Phoenix TV Group’s video content to third parties, plus a fixed amount of payment to cover other services provided by Phoenix TV Group. The fixed amount was RMB1.6 million for the first year of the Agreement, and increased by 25% annually. The Agreement was effective as of January 1, 2010 and expired on May 27, 2016. The Group and Phoenix TV Group entered into a new set of agreements (“New Agreements”), effective as of May 27, 2016 and will expire on May 26, 2019, to amend and replace the previous Agreement and provide the terms of continued cooperation. The fees payable to Phoenix TV Group by the Group are RMB10.0 million for the first year of the New Agreements, which will incrementally increase by 15% for each subsequent year of the New Agreements. Unlike the Agreement, the New Agreements do not grant the Group the right to sublicense Phoenix TV Group’s copyrighted content to third parties. As such, the Group does not incur such revenue sharing fee to Phoenix TV Group accordingly. The Group and Phoenix TV Group entered into new trademark license agreements in December 2017, which became effective on December 8, 2017 and will expire on December 7, 2020. These agreements no longer allow the Group to use the double-phoenix logo of Phoenix TV Group on a stand-alone basis and have increased the annual license fee payable to Phoenix TV Group from a total of US$10,000 to the greater of 2% of the annual revenues of Tianying Jiuzhou and Yifeng Lianhe or US$100,000 for each company.

Apart from the above cooperation agreements, Phoenix TV Group also paid certain expenses on behalf of the Group, such as data line usage and other general and administrative expenses, which the Group needed to settle with Phoenix TV Group based on the actual amount, and were recorded in the consolidated statements of comprehensive income.

(b) Use of estimates

The preparation of the Group’s consolidated financial statements in conformity with the U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from such estimates. These estimates and assumptions include, but are not limited to, the accounting for advertising and paid services revenues, the determination of estimated selling prices of multiple elements revenues contract, accounting for income taxes and uncertain tax positions, allowance for doubtful accounts, share-based compensation, consolidation, foreign currency translation, determination of the estimated useful lives of property and equipment and intangible assets, assessment of impairment of long-lived assets and equity investments, and determination of the fair value of financial instruments.

(c) Foreign currency translation

The Group uses Renminbi (“RMB”) as its reporting currency. The Company’s operations in the PRC and in international regions use their respective currencies as their functional currencies. In the consolidated financial statements, the financial information of the Company and its subsidiaries, which use US$ or HK$ as their functional currency, have been translated into RMB at the exchange rates quoted by the People’s Bank of China (the “PBOC”). Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains, and losses are translated using the average rate for the period. Translation adjustments arising from these are reported as foreign currency translation adjustments and have been shown as a component of other comprehensive loss or income in the consolidated statements of shareholders’ equity and the consolidated statements of comprehensive income.

Foreign currency transactions denominated in currencies other than functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are remeasured at the applicable rates of exchange in effect at that date. Foreign currency exchange gain or loss resulting from the settlement of such transactions and from remeasurement at period-end is recognized in foreign currency exchange gain or loss in the consolidated statements of comprehensive income.

(d) Convenience translation

Translations of amounts from RMB into US$ for the convenience of the reader were calculated at the noon buying rate of US$1.00 = RMB6.5063 on December 29, 2017 as set forth in the H.10 statistical release of the U.S. Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

(e) Fair value of financial instruments

U.S. GAAP establishes a three-tier hierarchy to prioritize the inputs used in the valuation methodologies in measuring the fair value of financial instruments. This hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The three-tier fair value hierarchy is:

Level 1— Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2— Include other inputs that are directly or indirectly observable in the marketplace

Level 3— Unobservable inputs which are supported by little or no market activity

U.S. GAAP describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset. When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates. All financial assets and liabilities are recognized or disclosed at fair value in the consolidated financial statements on a recurring basis.

The Group’s financial instruments include cash equivalents, term deposits, short term investments, restricted cash, accounts receivable, amounts due from related parties, prepayments and other current assets, convertible loans due from a related party, available-for-sale investments, accounts payable, amounts due to related parties, salary and welfare payable, accrued expense, short-term bank loans and other current liabilities and other non-current assets. Refer to Note 19 for details.

(f) Cash and cash equivalents

Cash and cash equivalents represent cash on hand, demand deposits, time deposits and highly liquid investments placed with banks or other financial institutions, which are unrestricted to withdrawal or use, and which have original maturities of three months or less.

(g) Term deposits, short term investments

Term deposits represent term deposits placed with banks with original maturities of more than three months and up to one year.

Short term investments represent investments in financial instruments with a variable interest rate indexed to performance of underlying assets and investments that the Group has positive intent and ability to hold to maturity, all of which are with original maturity of less than 12 months.

In accordance with ASC 825, for investments in financial instruments with a variable interest rate indexed to performance of underlying assets, the Group elected the fair value method at the date of initial recognition and carried these investments at fair value. Fair value is estimated based on quoted prices of similar products provided by banks at the end of each period. The Group classifies the valuation techniques that use these inputs as Level 2 of fair value measurements. Please see Note 19 for additional information.

(h) Restricted cash

Restricted cash represents deposits placed as guarantee of banking facility which are restricted to withdrawal or usage.

(i) Accounts receivable, net

The carrying value of accounts receivable is reduced by an allowance that reflects the Group’s best estimate of the amounts that will not be collected. Many factors are considered in estimating the general allowance, including but not limited to reviewing accounts receivable balances, historical bad debt rates, aging analysis, customer credit worthiness and industry trend analysis. The Group also makes the specific allowance if there is evidence showing that the receivable is unlikely to be collected. Accounts receivable balances are written off against the allowance when they are determined to be uncollectible. Refer to Note 4 for details.

(j) Convertible loans due from a related party

Convertible loans due from a related party represent short-term loans advanced to a related party of which the Group may at its option convert all or a portion into preferred shares. The Group has determined that the convertible loans are not within the scope ASC 320 Investment — debt and equity securities and it is accounted for under ASC 310 Receivables. The conversion features were considered as embedded derivatives that do not meet the criteria to be bifurcated under ASC 815-15-25-1 and were accounted for in a similar method as for the short-term loans advanced to a related party. The Group accounts for the convertible loans due from a related party at an amortized cost basis after deduction of any other-than-temporary impairment loss and reviews for impairment on a regular basis.

(k) Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment. Property and equipment are depreciated over the following estimated useful lives on a straight-line basis:

Estimated Useful Lives
Computers	3 years
Equipment, furniture and motor vehicles	5 years
Leasehold improvements	Lesser of lease terms or the estimated useful lives of the assets

Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of comprehensive income.

(l) Intangible assets, net

Intangible assets mainly consist of computer software purchased from unrelated third parties, operating rights for licensed games and an Internet domain name. Intangible assets are stated at cost less impairment and accumulated amortization, which is computed using the straight-line method over the estimated useful lives of the assets. The estimated useful lives are 5 years for computer software, 10 years for Internet domain names, and the estimated life cycle for licensed games.

(m) Available-for-sale investments

In accordance with ASC topic 320 Investments-Debt and Equity Securities, the Group classifies the investments in debt and equity securities as “held-to-maturity”, “trading” or “available-for-sale”, The securities that the Group has positive intent and ability to hold to maturity are classified as held-to-maturity securities. The securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities. Investments not classified as trading or as held-to-maturity are classified as available-for-sale investments. Available-for-sale investments are reported at fair value, which is estimated by management after considering an independent appraisal performed by a reputable appraisal firm, with unrealized gains and losses, if any, recorded in the accumulated other comprehensive loss or income in shareholder’s equity. Realized gains and losses are reflected in earnings during the year in which the gains and losses are realized. An impairment loss on the available-for-sale investments would be recognized in the consolidated statements of comprehensive income when the decline in value is determined to be other-than-temporary. Investments with maturities of greater than 12 months are recorded in non-current assets.

(n) Equity investments

Investments in entities in which the Group can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC topic 323 Investments-Equity Method and Joint Ventures. The Group adjusts the carrying amount of equity method investment for its share of the income or losses of the investee and reports the recognized income or losses in the consolidated statements of comprehensive income. The Group’s share of the income or losses of an investee are based on the shares of common stock and in-substance common stock held by the Group.

Investments in entities in which the Group does not have significant influence and which does not have readily determinable fair value are accounted for using the cost method of accounting in accordance with ASC subtopic 325-20 Investments-Other-Cost Method Investments.

An impairment loss on the equity investments is recognized in the consolidated statements of comprehensive income when the decline in value is determined to be other-than-temporary.

(o) Impairment of long-lived assets

Long-lived assets such as property and equipment and intangible assets are reviewed for impairment whenever events or changes in the circumstances indicate that the carrying value of an asset may not be recoverable. When these events occur, the Group assesses the recoverability of the long-lived assets by comparing the carrying amount to the estimated future undiscounted cash flows associated from the use of the asset and its eventual disposition, and recognize an impairment of long-lived assets when the carrying value of such assets exceeds the estimated future undiscounted cash flows such assets is expected to generate. If the Group identifies an impairment, the Group reduces the carrying amount of the assets group to its estimated fair value based on a discounted cash flow approach or, when available and appropriate, to comparable market values.

(p) Revenue recognition

Revenue is recognized when persuasive evidence of an arrangement exists, the price is fixed or determinable, service is performed and the collectability of the related fee is reasonably assured. In October 2009, the Financial Accounting Standards Board (the ‘‘FASB’’) issued Accounting Standards Update (“ASU”) 2009-13, Multiple Deliverable Revenue Arrangements, to address the accounting for multiple-deliverable arrangements. The Group has applied ASU 2009-13 to all revenue arrangements for all years presented in the financial statements.

(i)Net advertising revenues

Advertising revenues are derived principally from advertising arrangements where the advertisers pay to place their advertisements on the Group’s ifeng.com, mobile Internet website i.ifeng.com and its mobile applications in different formats over a particular period of time. Such formats generally include but are not limited to banners, news feed, text-links, videos, logos, buttons and rich media.

The majority of the Group’s advertising revenue arrangements involve multiple element deliverables, including placements of different advertisement formats on the Group’s PC websites, mobile applications and mobile websites over different periods of time. The Group breaks down the multiple element arrangements into single units of accounting when possible, and allocates total consideration to each single unit of accounting using the relative selling price method. For most deliverables in its multiple element arrangements, the Group uses management’s best estimate of the selling price in the allocation as the vendor-specific objective evidence or third-party evidence of selling price is not available for those deliverables. The best estimate of the selling price is determined based on the publicly published advertising rate card, times the relevant discount rates, which are taking into considerations of the historical trend, the pricing of advertising areas sold with similar popularities, advertisements with similar formats and quoted prices from competitors, and other relevant market conditions. The Group recognizes revenue on the elements delivered and defers the recognition of revenue for the estimated value of the undelivered elements until the remaining obligations have been satisfied. When all of the elements within an arrangement are delivered uniformly over the agreement period, the revenues are recognized on a straight-line basis over the contract period.

Currently the advertising business has three main types of pricing models, consisting of the Fixed Price model, the Cost Per Impression (“CPM”) model, and the Cost Per Click (“CPC”) model.

Fixed Price model

Under the Fixed Price model, advertisements on the Group’s PC websites, mobile applications and mobile websites are generally charged on the basis of duration, and advertising contractual arrangements are entered to establish the fixed price and the advertising services to be provided. Where collectability is reasonably assured, advertising revenues from advertising contractual arrangements are recognized ratably over the contract period of display.

CPM model

The CPM model refers to advertising bought on the basis of impression. This is in contrast to the various types of pay-for-performance advertising, whereby payment is only triggered by a mutually agreed upon activity (i.e. click-through, lead, sale).

CPC model

Under the CPC model, there is no overall fixed price for advertising services stated in the contract with the advertiser. The Group charges advertisers on a per-click basis when the users click on the advertisements. The unit price for each click is auction-based. The revenue is recognized based on qualified clicks and the corresponding unit price.

Agency service fees to third-party advertising agencies

The Group provides cash incentives in the form of agency service fees to certain third-party advertising agencies based on sales performance, and accounts for such incentives as a reduction item of revenues in accordance with ASC 605-50-25, Customer Payments and Incentives: Recognition. The Group has estimated and recorded RMB161.6 million, RMB169.6 million and RMB223.3 million (US$34.3 million) in agency service fees to third-party advertising agencies for the years ended December 31, 2015, 2016 and 2017, respectively.

Barter transactions

The Group enters into barter transactions involving advertising services and follows ASC 605-20, Revenue Recognition: Services. Revenues or expenses from barter transactions are recognized at fair value during the period in which the advertisements are provided only if the fair value of the advertising services surrendered in the transaction is determinable based on the entity’s own historical practice of receiving cash and cash equivalents, marketable securities, or other consideration that is readily convertible to a known amount of cash for similar advertising from buyers unrelated to the counterparty in the barter transaction. The Group did not recognize revenue and expenses for advertising-for-advertising barter transactions since the fair value of the advertising services surrendered or received in the transaction is not determinable for the years ended December 31, 2015, 2016 and 2017. Except for advertising-for-advertising barter transactions, the Group recognized revenue from barter transactions involving exchanging advertising services for content, technical, application pre-installation services and others amounted to RMB1.4 million, RMB2.8 million and RMB4.4 million (US$0.7 million) for the years ended December 31, 2015, 2016 and 2017, respectively.

(ii)Paid services revenues

The Group offers a wide variety of paid services primarily through mobile channel and operations with the telecom operators. Prior to 2016, the Group’s paid service revenues mainly comprised of the revenues generated from (a) mobile value-added services through telecom operators’ platforms (“MVAS”) and (b) games and others. Digital reading was previously classified under “games and others”. In order to align with the Group’s overall strategies, in 2016, digital reading was re-classified from “Games and others”, and digital reading together with MVAS was determined as “Digital entertainment”.

As such, effective in 2016, paid services revenues now comprise of (i) revenues from digital entertainment, which includes MVAS and digital reading, and (ii) revenues from games and others, which includes web-based games, mobile games, content sales, and other online and mobile paid services through the Group’s own platforms.

Digital entertainment

Digital Entertainment revenues mainly comprised revenues generated from MVAS and digital reading.

MVAS

MVAS revenues are derived from providing mobile phone users with mobile newspaper services, mobile game services delivered through the telecom operators’ platforms, mobile video services, wireless value-added services (“WVAS”) through telecom operators’ platforms. WVAS include short messaging services (“SMS”), multi-media messaging services (“MMS”), music services such as ring-back tone (“RBT”), interactive voice response (“IVR”) and animation services. Revenues from MVAS are charged on a monthly or per-usage basis, and are recognized in the period in which the service is performed, provided that no significant obligation remains, collection of the receivables is reasonably assured and the amounts can be accurately estimated.

The Group contracts with China Mobile Communication Corporation and its subsidiaries (“CMCC”), and to a lesser degree, with other mobile operators, for billing, collection and transmission services related to the MVAS offered to its users. The determination of whether to record these revenues using the gross or net method is based on an assessment of various factors; the primary factors are whether the Group is acting as the principal in offering services to the customer or as an agent in the transaction, and the specific requirement of each contract. CMCC is a related party of the Group (see Note 23).

Most revenues from mobile newspaper services, mobile video services and most WVAS are recorded on a net basis as the Group is acting as an agent of operators in these transactions. For most mobile game services delivered through telecom operators, the Group is responsible for providing desired services to the customers and has primary responsibility and broad discretion to establish price, therefore the Group is considered the primary obligor in these transactions, and revenues from these services are recorded on a gross basis.

Due to the time lag between when the services are rendered and when the operators’ billing statements are received, most MVAS revenues are estimated based on the Group’s internal billing records and transmissions for the month, adjusting for prior periods’ confirmation rates with operators and prior periods’ discrepancies between internally estimated revenues and actual revenues confirmed by operators. There was no significant difference between the Group’s estimates and the operators’ billing statements for all the years presented.

The Group also contracts with CMCC to provide news content and other services to CMCC. News content and other services are charged for fixed fees respectively. The revenues attributable to the news content are recognized on a straight-line basis over the periods in which the news content is provided. Revenues attributable to other services are recognized when the services are delivered.

Digital reading

Digital reading revenues are derived from providing fee-based internet literatures from writers and digital format books licensed from third-party publishers to customers on both of the Group’s PC and mobile platforms. Most revenues generated from digital reading are recorded on a gross basis and recognized evenly over the subscription period, or in the period in which a pay-per-view service is provided, as the Group is responsible for providing the desired services to the customers and has primary responsibility and broad discretion to establish price, therefore the Group is considered the primary obligor in these transactions.

Games and others

Games and others include web-based games, mobile games, content sales, and other online and mobile paid services through the Group’s own platforms. Revenues from these services are recognized over the periods in which the services are performed, provided that no significant obligations remain, collection of the receivables is reasonably assured and the amounts can be accurately estimated.

For web-based game services, all of the web-based games provided on the Group’s platforms are developed by third-party game developers and can be accessed and played by game players without downloading separate software. The Group primarily views the game developers to be its customers and considers its responsibility under its agreements with the game developers to be promotion of the game developers’ games. The Group collects payments from game players in connection with the sale of in-game virtual currencies and remits certain agreed-upon percentages of the proceeds to the game developers. Revenue from the sale of in-game virtual currency is recorded net of remittances to game developers and deferred until the estimated consumption date of the virtual items, which is within a short period of time, typically a few days, after purchase of the in-game virtual currency.

The Group also provides video programming through its online subscription and pay-per-view services to the customers. Revenues from these services, which are recorded on a gross basis, are recognized evenly over the subscription period, or in the period in which a pay-per-view service is provided.

The Group generates revenues from video content sales agreements for television programming mainly produced by Phoenix TV Group and content purchased from third parties. The video content sales agreements the Group enters into involve the transfer of non-exclusive broadcasting rights to other third-party websites or other Internet and mobile media companies for a definitive license period. In accordance with ASC 926-605, Entertainment-Films, Revenue Recognition, the Group recognizes revenues in respect of its video content sales arrangements when the following criteria are met: persuasive evidence of a video content sales arrangement with a customer exists, the content has been delivered or is available for immediate and unconditional delivery, the sublicense period of the arrangement has begun and the customer can begin its exhibition, the arrangement fee is fixed or determinable, and collection of the arrangement fee is reasonably assured.

(q) Cost of revenues

The Group’s cost of revenues consists primarily of (i) revenue sharing fees, including service fees retained by mobile telecommunications operators which are recognized as cost of revenues for revenues recorded on gross basis and revenue sharing fees paid to the Group’s channel and content partners, (ii) content and operational costs, including personnel-related cost associated with content production and certain advertisement sales support personnel, content procurement costs to third-party professional media companies and to Phoenix TV Group, direct costs related to in-house content production, channel testing costs, rental cost, depreciation and amortization and other miscellaneous costs, (iii) bandwidth costs, and (iv) sales taxes and surcharges, including value-added tax (“VAT”) and other surcharges.

On May 1, 2016, the transition from the imposition of Business Tax to the imposition of VAT was expanded to all industries in China, and all of Group’s revenues have been subject to VAT since that date. The Group is also subject to a cultural development fee on the provision of advertising services in the PRC and the applicable tax rate is 3% of the net advertising revenues.

The sales taxes and surcharges in cost of revenues for the years ended December 31, 2015, 2016 and 2017 were RMB122.5 million, RMB119.8 million and RMB133.2 million (US$20.5 million), respectively.

(r) Sales and marketing expenses

Sales and marketing expenses comprise primarily of: (i) personnel-related expenses including sales commissions related to the sales and marketing personnel; (ii) advertising and promotion expenses including traffic acquisition expenses; and (iii) rental expense, depreciation and amortization expenses. The Group expenses advertising costs as incurred. Total advertising and promotion expenses including traffic acquisition expenses were RMB117.9 million, RMB160.1 million and RMB329.7 million (US$50.7 million), for the years ended December 31, 2015, 2016 and 2017, respectively.

(s) Technology and product development expenses

Technology and product development expenses mainly consist of: (i) personnel-related expenses associated with the development of, enhancement to, and maintenance of the Group’s PC websites, mobile applications and mobile websites; (ii) expenses associated with new technology and product development and enhancement; and (iii) rental expense and depreciation of servers. The Group expenses technology and product development expenses as incurred for all the years presented.

(t) Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of comprehensive income on a straight-line basis over the lease term. The Group normalizes rental expense on operating leases that involve rent concessions.

(u) Share-based compensation

The Company has incentive plans for the granting of share-based awards, including share options, restricted shares and restricted share units. The Company measures the cost of employee services received in exchange for share-based compensation at the grant date fair value of the award. The Company recognizes the share-based compensation as costs or expenses in the consolidated statements of comprehensive income, net of estimated forfeitures, on a graded-vesting basis over the vesting term of the awards.

The share-based awards to nonemployees are accounted for based on the fair value of the consideration received or the fair value of the award issued, whichever is more reliably measurable. Share-based compensation expense for share options granted to non-employees is measured at fair value at the earlier of the performance commitment date or the date service is completed and recognized over the period during which the service is provided. The Company applies the guidance in ASC 505-50 to re-measure share options granted to non-employees based on the then-current fair value at each reporting date until the service has been provided and the performance targets have been met.

Cancellation of an award accompanied by the grant of a replacement award is accounted for as a modification of the terms of the cancelled award (“modification awards”). The compensation costs associated with the modification awards are recognized if either the original vesting condition or the new vesting condition has been achieved. Such compensation costs cannot be less than the grant-date fair value of the original award. The incremental compensation cost is measured as the excess of the fair value of the replacement award over the fair value of the cancelled award at the cancellation date. Therefore, in relation to the modification awards, the Company recognizes share-based compensation over the vesting periods of the new awards, which comprises (i) the amortization of the incremental portion of share-based compensation over the remaining vesting term and (ii) any unrecognized compensation cost of original award, using either the original term or the new term, whichever is higher for each reporting period.

The Company adopts the Black-Scholes option pricing model to determine the fair value of share options, and determines the fair value of restricted share and restricted share units based on the fair value of the underlying ordinary shares at the grant date considering the dilutive effect of restricted share and restricted share units.

Forfeiture rates are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from initial estimates. The Group uses historical data to estimate pre-vesting option and restricted share unit forfeitures and record share-based compensation only for those awards that are expected to vest. Refer to Note 17 for further information regarding share-based compensation assumptions and expenses.

(v) Income taxes

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are provided using an asset and liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purpose. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of comprehensive income in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

Uncertain tax positions

In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. The Group did not have significant unrecognized uncertain tax positions or any unrecognized liabilities, interest or penalties associated with unrecognized tax benefit as of and for the years ended December 31, 2015, 2016 and 2017. Refer to Note 15 for details of the Group’s tax positions.

(w) Employee social security and welfare benefits

The Company’s subsidiaries and consolidated VIEs in the PRC participate in a government-mandated multi-employer defined contribution plan pursuant to which certain retirement, medical and other welfare benefits are provided to employees. The relevant labor regulations require the Company’s subsidiaries and consolidated VIEs in the PRC to pay the local labor and social welfare authorities monthly contributions at a stated contribution rate based on the monthly basic compensation of qualified employees. The relevant local labor and social welfare authorities are responsible for meeting all retirement benefits obligations and the Company’s subsidiaries and consolidated VIEs in the PRC have no further commitments beyond their monthly contributions. The contributions to the plan are expensed as incurred. Employee social security and welfare benefits included as cost and expenses in the consolidated statements of comprehensive income were RMB75.6 million, RMB72.6 million and RMB79.4 million (US$12.2 million) for the years ended December 31, 2015, 2016 and 2017, respectively.

(x) Other income — Others, net

Other income —Others, net mainly represent government subsidies which primarily consist of financial subsidies received from provincial and local governments for operating a business in their jurisdictions. Such income has been recognized when the grants are received and no further conditions need to be met.

(y) Statutory reserves

In accordance with the laws applicable to China’s Foreign Investment Enterprises, those of the Company’s China-based subsidiaries that are considered under PRC law to be a wholly foreign-owned enterprise are required to make appropriations from their after-tax profit (as determined under the Accounting Standards for Business Enterprises as promulgated by the Ministry of Finance of the People’s Republic of China (“PRC GAAP”)) to non-distributable reserve funds including (i) general reserve fund, (ii) enterprise expansion fund and (iii) staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the respective company. Appropriations to the other two reserve funds are at the respective companies’ discretion.

In accordance with the China Company Laws, those China-based subsidiaries of the Company that are considered under PRC law to be domestically funded enterprises, as well as the Company’s VIEs are required to make appropriations from their after-tax profit (as determined under PRC GAAP) to non-distributable reserve funds including (i) statutory surplus fund and (ii) discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the respective company. Appropriation to the discretionary surplus fund is at the discretion of the respective company.

General reserve fund and statutory surplus fund are restricted for set off against losses, expansion of production and operation or increase in the registered capital of the respective company. The Group has made appropriations of RMB4.3 million, RMB7.6 million and RMB3.3 million (US$0.5 million) to these funds for the years ended December 31, 2015, 2016 and 2017, respectively.

(z) Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholders, or a related corporation.

(aa) Dividends

Dividends are recognized when declared. No dividends were declared for the years ended December 31, 2015, 2016 and 2017, respectively. The Group does not have any present plan to pay dividends in the foreseeable future. The Group currently intends to retain the available funds and future earnings to operate and expand its business.

(ab) Net income per share

The Group computes net income per Class A and Class B ordinary share in accordance with ASC 260-10, Earnings Per Share: Overall, using the two class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. Net losses are not allocated to other participating securities if based on their contractual terms they are not obligated to share in the losses.

The liquidation and dividend rights of the holders of the Company’s Class A and Class B ordinary shares are identical, except with respect to voting. As the liquidation and dividend rights are identical, the net incomes are allocated on a proportionate basis.

Basic net income per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares and contingently issuable shares outstanding during the period except that it does not include unvested restricted shares or repurchased ordinary shares subject to cancellation.

Diluted net income per share is calculated by dividing net income attributable to ordinary shareholders, as adjusted for the effect of dilutive potential ordinary shares, if any, by the weighted average number of ordinary shares outstanding and dilutive potential ordinary shares during the period. Potential ordinary shares are excluded in the denominator of the diluted net income per share calculation if their effects would be anti-dilutive.

(ac) Treasury stock

The Company accounted for those shares repurchased as treasury stock at cost in accordance with ASC 505-30, Treasury Stock, and is shown separately in the shareholders’ equity if the Company has not yet decided on the ultimate disposition of those shares acquired. When the Company decides to cancel the treasury stock, the difference between the original issuance price and the repurchase price is debited into additional paid-in capital. Refer to Note 21 for details.

(ad) Comprehensive income

Comprehensive income is defined as the change in equity of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Comprehensive income is reported in the consolidated statements of comprehensive income. Accumulated other comprehensive loss or income, as presented on the Group’s consolidated balance sheets, includes the foreign currency translation adjustment and fair value remeasurement for available-for-sale investments.

(ae) Segment reporting

The Group’s segments are business units that offer different services and are reviewed separately by the chief operating decision maker (the “CODM”) in deciding how to allocate resources and in assessing performance. The Group’s CODM has been identified as the Chief Executive Officer. As the Group’s long-lived assets and revenues are substantially located in and derived from the PRC, no geographical segments are presented.

The Group’s organizational structure is based on a number of factors that the CODM uses to evaluate, view and run the Group’s business operations, which include, but are not limited to, customer base, homogeneity of products and technology. The Group’s operating segments are based on its organizational structure and information reviewed by the Group’s CODM to evaluate the operating segment results.

(af) Recent accounting pronouncements

Revenue from Contracts with Customers. In May 2014, the FASB issued Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers (Topic 606). This guidance supersedes current guidance on revenue recognition in Topic 605: Revenue Recognition. The new revenue standard is effective beginning on January 1, 2018, and early adoption is permitted. The guidance permits two methods of adoption: retrospectively to each prior reporting period presented (full retrospective approach), or retrospectively with the cumulative effect of initially applying the guidance recognized at the date of initial application (the modified retrospective approach). The Group will adopt the new standard effective January 1, 2018, using the modified retrospective method. The cumulative effect of initially applying the guidance that will be recognized at the date of initial application is not expected to be material and the financial statements of prior periods will not be retrospectively adjusted. The Group has substantially completed the assessment and implementation work, and the main impact will be (1) the reclassification of sales taxes and surcharges from cost of revenues to a reduction of revenues, (2) revenues or expenses from some advertising barter transactions will be recognized beginning from January 1, 2018 in accordance with the new guidance, as the provision of Topic 605 exempting some advertising-for-advertising barter transactions, for which the fair value of the advertising services surrendered or received was not determinable, from being reported at fair value has been superseded. If presented net of sales taxes and surcharges, revenues for the year ended December 31, 2017 would have been approximately 8.5% lower than currently presented. Total revenues from advertising-for-advertising barter transactions not recognized in 2017 were RMB2.4 million (US$0.4 million), which would be recognized as revenues and increase the amount of revenues under Topic 606 beginning from January 1, 2018.

Recognition and Measurement of Financial Assets and Financial Liabilities. On January 5, 2016, the FASB issued ASU 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities, which amends certain aspects of recognition, measurement, presentation and disclosure of financial instruments. This amendment requires all equity investments to be measured at fair value, with changes in the fair value recognized through net income (other than those accounted for under equity method of accounting or those that result in consolidation of the investee). This standard is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The Group will apply the new standard beginning January 1, 2018 and recognize the changes in fair value for all equity investments other than those accounted for under equity method of accounting measured at fair value through net income/(loss). For investments in equity securities lacking of readily determinable fair values, the Group will elect to use the measurement alternative defined as cost, less impairments, adjusted by observable price changes. The Group anticipates that the adoption of ASU 2016-01 will increase the volatility of its other income/(expense), net, as a result of the remeasurement of its equity securities upon the occurrence of observable price changes and impairments.

Leases. On February 25, 2016, the FASB issued ASU 2016-02, Leases. ASU 2016-02 specifies the accounting for leases. For operating leases, ASU 2016-02 requires a lessee to recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, in its balance sheet. The standard also requires a lessee to recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term, on a generally straight-line basis. In addition, this standard requires both lessees and lessors to disclose certain key information about lease transactions. ASU 2016-02 is effective for public companies for annual reporting periods, and interim periods within those years, beginning after December 15, 2018. Early adoption is permitted. The Group is currently evaluating the impact of adopting this standard on its consolidated financial statements.

Financial Instruments-Credit Losses. In June 2016, the FASB issued ASU 2016-13, Financial Instruments-Credit Losses (Topic 326), which requires entities to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early application will be permitted for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Group is currently evaluating the impact that the standard will have on its consolidated financial statements and related disclosures.

Statement of Cash Flows — Classification of Certain Cash Receipts and Cash Payments. In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows — Classification of Certain Cash Receipts and Cash Payments, which clarifies the presentation and classification of certain cash receipts and cash payments in the statement of cash flows. This guidance is effective for financial statements issued for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted. The Group does not expect this standard to have a material impact on its consolidated financial statements.

Statement of Cash Flows (Topic 230): Restricted Cash. In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash. The guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The standard is effective for fiscal years beginning after December 15, 2017, and interim period within those fiscal years and is applied retrospectively. The Group has early adopted this guidance retrospectively. Accordingly, the item “changes in restricted cash” previously included in investing activities in the consolidated statements of cash flows for the years ended December 31, 2015 and 2016 with an amount of RMB125.0 million and RMB229.6 million, respectively, had been removed from cash flows from investing activities and included in beginning and ending cash, cash equivalents and restricted cash balances retrospectively. The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the balance sheet that sum to the total of the same such amounts shown in the statement of cash flows (in thousands).

	For the Years Ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$

Cash and cash equivalents	310,669	202,694	362,862	55,771
Restricted cash	125,000	354,602	336,700	51,750

Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	435,669	557,296	699,562	107,521

Business Combinations (Topic 805): Clarifying the Definition of a Business. In January 2017, the FASB issued ASU 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business, which clarifies the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions or disposals of assets or businesses. The standard is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted. The standard should be applied prospectively on or after the effective date. The Group is currently evaluating the impact of adopting this standard prospectively upon any transactions of acquisitions or disposals of assets or businesses and does not expect this standard to have a material impact on its consolidated financial statements.

Compensation—Stock Compensation (Topic 718): Scope of Modification Accounting. In May 2017, the FASB issued ASU 2017-09, Compensation—Stock Compensation (Topic 718): Scope of Modification Accounting. The amendments in this Update provide guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting in Topic 718. The guidance is effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2017. Early adoption is permitted, including adoption in any interim period. The guidance should be applied prospectively to an award modified on or after the adoption date. The Group is currently evaluating the impact of adopting this standard on its consolidated financial statements and does not expect this standard to have a material impact on its consolidated financial statements.